Trade and other receivables (Details 2) $ in Millions	12 Months Ended
	Jun. 30, 2020 ARS ($)	Jun. 30, 2019 ARS ($)
Disclosure of financial assets that are either past due or impaired [line items]
Total	$ 45,922	$ 42,794
Percentage of representation	1.00	1.00
Non-past Due [Member]
Disclosure of financial assets that are either past due or impaired [line items]
Total	$ 37,200	$ 36,673
Allowance [Member]
Disclosure of financial assets that are either past due or impaired [line items]
Total	3,850	2,706
Agricultural Products [Member]
Disclosure of financial assets that are either past due or impaired [line items]
Total	$ 5,027	$ 1,703
Percentage of representation	0.109	0.040
Agricultural Products [Member] | Non-past Due [Member]
Disclosure of financial assets that are either past due or impaired [line items]
Total	$ 3,027	$ 1,561
Agricultural Products [Member] | Allowance [Member]
Disclosure of financial assets that are either past due or impaired [line items]
Total	43	32
Shopping Leases And Services [Member]
Disclosure of financial assets that are either past due or impaired [line items]
Total		$ 1,173
Percentage of representation		0.027
Shopping Leases And Services [Member] | Non-past Due [Member]
Disclosure of financial assets that are either past due or impaired [line items]
Total	2,622	$ 780
Shopping Leases And Services [Member] | Allowance [Member]
Disclosure of financial assets that are either past due or impaired [line items]
Total		21
Office Lease And Services [Member]
Disclosure of financial assets that are either past due or impaired [line items]
Total		$ 3,950
Percentage of representation		0.092
Office Lease And Services [Member] | Non-past Due [Member]
Disclosure of financial assets that are either past due or impaired [line items]
Total		$ 2,758
Office Lease And Services [Member] | Allowance [Member]
Disclosure of financial assets that are either past due or impaired [line items]
Total		472
Hotel Leases And Services [member]
Disclosure of financial assets that are either past due or impaired [line items]
Total		$ 147
Percentage of representation		0.003
Hotel Leases And Services [member] | Non-past Due [Member]
Disclosure of financial assets that are either past due or impaired [line items]
Total		$ 147
Hotel Leases And Services [member] | Allowance [Member]
Disclosure of financial assets that are either past due or impaired [line items]
Total
Consumer Financing [Member]
Disclosure of financial assets that are either past due or impaired [line items]
Total	$ 16	$ 23
Percentage of representation	0.000	0.001
Consumer Financing [Member] | Non-past Due [Member]
Disclosure of financial assets that are either past due or impaired [line items]
Total
Consumer Financing [Member] | Allowance [Member]
Disclosure of financial assets that are either past due or impaired [line items]
Total	16	23
Sale of communication equipment [Member]
Disclosure of financial assets that are either past due or impaired [line items]
Total	$ 14,142	$ 14,438
Percentage of representation	0.308	0.337
Sale of communication equipment [Member] | Non-past Due [Member]
Disclosure of financial assets that are either past due or impaired [line items]
Total	$ 13,674	$ 14,234
Sale of communication equipment [Member] | Allowance [Member]
Disclosure of financial assets that are either past due or impaired [line items]
Total	468	204
Sale of properties and developments [Member]
Disclosure of financial assets that are either past due or impaired [line items]
Total	$ 5,806	$ 7,023
Percentage of representation	0.126	0.164
Sale of properties and developments [Member] | Non-past Due [Member]
Disclosure of financial assets that are either past due or impaired [line items]
Total	$ 5,606	$ 6,883
Sale of properties and developments [Member] | Allowance [Member]
Disclosure of financial assets that are either past due or impaired [line items]
Total	1	26
Telecommunication Services [Member]
Disclosure of financial assets that are either past due or impaired [line items]
Total	$ 16,707	$ 14,337
Percentage of representation	0.364	0.336
Telecommunication Services [Member] | Non-past Due [Member]
Disclosure of financial assets that are either past due or impaired [line items]
Total	$ 12,240	$ 10,310
Telecommunication Services [Member] | Allowance [Member]
Disclosure of financial assets that are either past due or impaired [line items]
Total	2,535	1,928
Leases and services [Member]
Disclosure of financial assets that are either past due or impaired [line items]
Total	$ 4,190
Percentage of representation	0.092
Leases and services [Member] | Allowance [Member]
Disclosure of financial assets that are either past due or impaired [line items]
Total	$ 787
Securities to deposit [Member]
Disclosure of financial assets that are either past due or impaired [line items]
Total	$ 34
Percentage of representation	0.001
Securities to deposit [Member] | Non-past Due [Member]
Disclosure of financial assets that are either past due or impaired [line items]
Total	$ 31
Securities to deposit [Member] | Allowance [Member]
Disclosure of financial assets that are either past due or impaired [line items]
Total
Up To 3 Months [Member]
Disclosure of financial assets that are either past due or impaired [line items]
Total	3,847	2,545
Up To 3 Months [Member] | Agricultural Products [Member]
Disclosure of financial assets that are either past due or impaired [line items]
Total	1,571	91
Up To 3 Months [Member] | Shopping Leases And Services [Member]
Disclosure of financial assets that are either past due or impaired [line items]
Total		344
Up To 3 Months [Member] | Office Lease And Services [Member]
Disclosure of financial assets that are either past due or impaired [line items]
Total		420
Up To 3 Months [Member] | Hotel Leases And Services [member]
Disclosure of financial assets that are either past due or impaired [line items]
Total
Up To 3 Months [Member] | Consumer Financing [Member]
Disclosure of financial assets that are either past due or impaired [line items]
Total
Up To 3 Months [Member] | Sale of communication equipment [Member]
Disclosure of financial assets that are either past due or impaired [line items]
Total
Up To 3 Months [Member] | Sale of properties and developments [Member]
Disclosure of financial assets that are either past due or impaired [line items]
Total	189	86
Up To 3 Months [Member] | Telecommunication Services [Member]
Disclosure of financial assets that are either past due or impaired [line items]
Total	1,485	1,604
Up To 3 Months [Member] | Leases and services [Member]
Disclosure of financial assets that are either past due or impaired [line items]
Total	599
Up To 3 Months [Member] | Securities to deposit [Member]
Disclosure of financial assets that are either past due or impaired [line items]
Total	3,847
From 3 To 6 Months [Member]
Disclosure of financial assets that are either past due or impaired [line items]
Total	336	153
From 3 To 6 Months [Member] | Agricultural Products [Member]
Disclosure of financial assets that are either past due or impaired [line items]
Total	264
From 3 To 6 Months [Member] | Shopping Leases And Services [Member]
Disclosure of financial assets that are either past due or impaired [line items]
Total		15
From 3 To 6 Months [Member] | Office Lease And Services [Member]
Disclosure of financial assets that are either past due or impaired [line items]
Total		124
From 3 To 6 Months [Member] | Hotel Leases And Services [member]
Disclosure of financial assets that are either past due or impaired [line items]
Total
From 3 To 6 Months [Member] | Consumer Financing [Member]
Disclosure of financial assets that are either past due or impaired [line items]
Total
From 3 To 6 Months [Member] | Sale of communication equipment [Member]
Disclosure of financial assets that are either past due or impaired [line items]
Total
From 3 To 6 Months [Member] | Sale of properties and developments [Member]
Disclosure of financial assets that are either past due or impaired [line items]
Total	5	14
From 3 To 6 Months [Member] | Telecommunication Services [Member]
Disclosure of financial assets that are either past due or impaired [line items]
Total
From 3 To 6 Months [Member] | Leases and services [Member]
Disclosure of financial assets that are either past due or impaired [line items]
Total	67
From 3 To 6 Months [Member] | Securities to deposit [Member]
Disclosure of financial assets that are either past due or impaired [line items]
Total
Over 6 Months [Member]
Disclosure of financial assets that are either past due or impaired [line items]
Total	689	717
Over 6 Months [Member] | Agricultural Products [Member]
Disclosure of financial assets that are either past due or impaired [line items]
Total	122	19
Over 6 Months [Member] | Shopping Leases And Services [Member]
Disclosure of financial assets that are either past due or impaired [line items]
Total		13
Over 6 Months [Member] | Office Lease And Services [Member]
Disclosure of financial assets that are either past due or impaired [line items]
Total		176
Over 6 Months [Member] | Hotel Leases And Services [member]
Disclosure of financial assets that are either past due or impaired [line items]
Total
Over 6 Months [Member] | Consumer Financing [Member]
Disclosure of financial assets that are either past due or impaired [line items]
Total
Over 6 Months [Member] | Sale of communication equipment [Member]
Disclosure of financial assets that are either past due or impaired [line items]
Total
Over 6 Months [Member] | Sale of properties and developments [Member]
Disclosure of financial assets that are either past due or impaired [line items]
Total	5	14
Over 6 Months [Member] | Telecommunication Services [Member]
Disclosure of financial assets that are either past due or impaired [line items]
Total	447	$ 495
Over 6 Months [Member] | Leases and services [Member]
Disclosure of financial assets that are either past due or impaired [line items]
Total	115
Over 6 Months [Member] | Securities to deposit [Member]
Disclosure of financial assets that are either past due or impaired [line items]
Total